Segment Reporting	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment reporting

Note 16 – Segment reporting

ASC 280, "Segment Reporting", establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company's chief operating decision maker ("CODM") for making decisions, allocating resources and assessing performance. The Company's CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on the management's assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280, which is value-added wealth management services.

The following table presents revenue by major service categories (from third parties and related parties) for years ended June 30, 2020 and 2019, respectively:

	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018
Investment advisory	$2,102,109	$3,117,548	$4,000,802
Fund management	77,371	63,086	138,379
Total revenues	$2,179,480	$3,180,634	$4,139,181

All of the Company's revenue are derived from, and its assets are located in the PRC and Hong Kong.